Form N-1A
                Securities and Exchange Commission
                      Washington, D.C. 20549


Registration Statement Under the Securities Act of 1933      [ ]

     Pre-Effective Amendment                                 [ ]

     Post-Effective Amendment No. 1                          [X]

          and/or

Registration Statement Under the Investment Company Act of 1940       [ ]

     Amendment No. 3                                        [x]

                (Check appropriate box or boxes.)

  Empirical Investment Funds - File Nos. 333-40397 and 811-8493
        (Exact Name of Registrant as Specified in Charter)

Empirical Investment Funds, 1521 Alton Road, Suite 364, Miami Beach, FL 33139
             (Address of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number, including Area Code: (305) 535-1006

   Kaye Kerr, 1521 Alton Road, Suite 364, Miami Beach, FL 33139
             (Name and Address of Agent for Service)

                          With copy to:
    Donald S. Mendelsohn, Brown, Cummins & Brown Co., L.P.A.,
     3500 Carew Tower, 441 Vine Street, Cincinnati, OH  45202

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

     [ ]  Immediately  upon  filing  pursuant  to  paragraph  (b)
     [ ] on  (date) pursuant to paragraph  (b)
     [X] 60 days after  filing  pursuant to paragraph (a)(i)
     [ ] on (date)  pursuant to paragraph  (a)(i) of rule 485
     [ ] 75 days after  filing  pursuant  to  paragraph  (a)(ii)  of Rule 485
     [ ] on  (date) pursuant to paragraph (a)(i) of Rule 485
If appropriate, check the following box:

/_/        this post-effective amendment designates a new effective date  for  a previously filed post-effective amendment.

                     EMPIRICAL GROWTH FUND

PROSPECTUS                                       August____, 1999

                   1521 Alton Rd., Suite 364
                   Miami Beach, Florida 33139

      For Information, Shareholder Services and Requests:
                         (800) 466-2987


     The investment objective of the Empirical Growth Fund is to achieve superior risk-adjusted capital appreciation on long term investment dollars.


     The Fund is "no-load," which means that investors incur no sales charges, commissions or deferred sales charges on the purchase or redemption of their shares.










As with all mutual funds, the Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved of the Fund's shares. It is a criminal offense to state otherwise.

                       TABLE OF CONTENTS
                                                             PAGE

ABOUT THE FUND                                                  3
COSTS OF INVESTING IN THE FUND                                  5
HOW TO INVEST IN THE FUND                                       6
HOW TO REDEEM SHARES                                            8
SHARE PRICE CALCULATION                                         9
DIVIDENDS AND DISTRIBUTIONS                                     9
TAXES                                                           9
MANAGEMENT OF THE FUND                                          9
OTHER INFORMATION ABOUT INVESTMENTS                            10
YEAR 2000 ISSUE                                                10
FINANCIAL HIGHLIGHTS                                           11

                                 ABOUT THE FUND
Investment Objective

The investment objective of the Empirical Growth Fund is to achieve superior risk-adjusted capital appreciation on long term investment dollars.

Principal Strategies

      Under normal market conditions, the Fund expects to invest at least 75% of its net assets in equity securities [of U.S. companies]. The Adviser employs a bottom-up stock selection process that is based on intensive fundamental and technical research. While the Fund may invest in companies of any size, it will emphasize medium sized companies. These companies may include those that can sustain above average and consistent earnings growth as well as companies that the Adviser believes have new or innovative products, services or processes which can enhance prospects for growth in future earnings. The Fund may also invest in large, seasoned companies that, in the judgment of the Adviser, possess superior potential returns similar to companies with formative growth profiles.

      The Fund seeks to accomplish its objective by creating a portfolio with significantly less risk relative to other growth funds or investment strategies. The Adviser seeks to achieve this by monitoring and decreasing the Fund's exposure to risks that are associated with the market (also known as a sensitivity to market movements), particular industries and particular companies. The Adviser may consider a number of factors in making its investment decisions, including a company's relative price volatility, price to earnings ratio, return on equity, return on assets, inventory turnover and cash flow levels, financial leverage, stability of management and other factors which the Adviser deems helpful in assessing risk. The Adviser seeks to further limit risk by diversifying the Fund's investments across a broad range of industries and companies.

Principal Risks of Investing in the Fund

      All investments carry risks to some degree. The principal risks of investing in the Fund are the stock market risks common to all equity investments and the company risks associated with each individual investment in the Fund's portfolio. Stock market risk means that Fund shares might decrease in value in response to such things as general economic conditions and political stability. Company risk means that Fund shares might decrease in value in response to the activities and financial prospects of an individual company in the Fund's portfolio. The Advisor may not be successful in reducing the Fund's exposure to risks. You could lose money by investing in the Fund.

   In addition, the stocks of medium sized companies are subject to certain risks including:
     - possible dependence on a limited product line, market, financial resources or management group
     - less frequent trading and trading with smaller volume than larger stocks, which may make it difficult for the Fund to buy or sell the stocks
     - greater fluctuation in value than larger, more established company stocks

     The Advisor had not managed assets organized as a mutual fund prior to forming the Fund and the Fund has a limited operating history. In addition, Kaye Kerr, the Fund's portfolio manager, is the sole employee of the Adviser and, as a result, the success of the Fund is entirely dependent on her.

Is this Fund Right for You?
 .
      The Fund is intended to be a core equity portfolio for investors with a long term wealthbuilding horizon. You should invest in the Fund only if you are willing to accept price fluctuation in your investment and the risks associated with common stock investment.

                         COSTS OF INVESTING IN THE FUND

Shareholder Fees (fees paid directly from your investment)

Sales Load Imposed on Purchases                              NONE
Sales Load Imposed on Reinvested Dividends                   NONE
Deferred Sales Load                                          NONE
Redemption Fees1                                             NONE
Exchange Fees                                                NONE

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) 2

Management Fees                                             1.70%
Distribution (12b-1) Fees                                    NONE
Other Expenses                                               ____
Total Fund Operating Expenses                               1.95%

1 The Fund's  Custodian  imposes a $13 charge  for wire  redemptions.  2 Update:
The Adviser's fee is equal to 1.95% of the Fund's average daily net assets up to and including $200 million, minus the amount by which the Fund's total expenses (including organizational expenses, but excluding brokerage, taxes, interest and extraordinary expenses) exceeds 1.95 %. This means that the Fund's total operating expenses will be 1.95%. Because other expenses are estimated to be 0.25%, the management fee is estimated to be 1.70%.

Example:

     The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, 5% annual total return, constant operating expenses, and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your costs would be:

               1 year         3 years   5 years        10 years

     Your costs:    $___      $___      $_____         $______

                            HOW TO PURCHASE SHARES

     The minimum initial investment in the Fund is $5,000 ($2,000 for IRAs and custodial accounts and $500 for systematic Investment Plan accounts). The minimum subsequent investments is $50. These minimums may be waived at the discretion of the Fund.

     Initial Purchase.

     By Mail - You may purchase shares of the Fund by completing and signing the investment application form which accompanies this Prospectus and mailing it, in proper form, together with a check made payable to Empirical Growth Fund, and mailed to: Mutual Shareholder Services, The Tower at Erieview, 36th floor, 1301 East Ninth St., Cleveland, OH 44114. Your purchase of shares of the Fund will be at the next share price calculated after receipt of your investment.

     By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call the Transfer Agent at (800) 466-2987 to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, provide your bank with the following information for purposes of wiring your investment:

               Firstar Bank, N.A. Cinti/Trust
               ABA #0420-0001-3
               Attn: Empirical Growth Fund
               D.D.A. #[_________]
               Account Name _________________ (write in shareholder name) For the Account # ______________ (write in account number)

     You must mail a signed application to the Transfer Agent at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, Custodian and Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays that may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. The investor's bank may charge a fee for the wire transfer of funds.

     Subsequent Purchases. You may make additional purchases in the following manner:

     By Check. Send your check, made payable to the Fund, along with the stub from a previous purchase or sale confirmation, to Mutual Shareholder Services, The Tower at Erieview, 36th Floor, 1301 East Ninth Street, Cleveland, Ohio 44114.

     By Wire. Funds may be wired by following the previously discussed wire instructions for an initial purchase.

     By Telephone. You may purchase additional shares up to an amount equal to 3 times the market value of shares held in the shareholder's account in the Fund on the preceding day for which payment has been received, by telephoning the Transfer Agent, Inc., at 800-466-2987 and identifying your account by number. If you wish to use this privilege, you must complete a Telephone Purchase Authorization Form which is available from the Transfer Agent. A confirmation will be mailed [and payment must be received] within 3 business days of date of purchase. This telephone purchase option may be discontinued without notice.

     Systematic Investment Plan. The Systematic Investment Plan permits you to purchase shares of the Fund at monthly intervals ($50 minimum per month). If your bank allows automatic withdrawals, you may purchase shares by transferring funds from your bank account. The specified amount will be debited from your bank account, and shares will be purchased once a month, on or about the 15th day. Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated. If you wish to use the Systematic Investment Plan , call the Transfer Agent at 800 ___-____ to obtain the appropriate forms. The Systematic Investment Plan does not assure a profit and does not protect against loss in declining markets.

     Other Purchase Information. The Fund may limit the amount of purchases and refuse to sell to any person.. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

                              HOW TO REDEEM SHARES

     All redemptions will be made at the net asset value next determined after your redemption request has been received by the Transfer Agent with the following information:

     the Fund name
     your  account number
     your account name(s)
     the account address
     the dollar amount or number of shares you wish to redeem.
     the signatures of all registered share owner(s) in the exact name(s) and any special capacity in which they are registered.

At the discretion of the Fund or Mutual Shareholder Services, you may be required to furnish additional legal documents to insure proper authorization.

     You may receive redemption payments in the form of a check or federal wire transfer. The proceeds of the redemption may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. The Fund's Custodian presently charges $13 for each wire redemption. Any charges for wire redemptions will be deducted from your account by redemption of shares. If you purchase or redeem shares through a securities dealer, you may be charged a fee by that institution.

     By Mail. You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to: Empirical Investment Funds, c/o Mutual Shareholder Services, The Tower at Erieview, 36th Floor, 1301 East Ninth Street, Cleveland, Ohio 44114.

     By Telephone. You may redeem any part of your account in the Fund by calling the Transfer Agent at (800) 466-2987. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the Transfer Agent and the Custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

     The Fund or the Transfer Agent may terminate telephone redemption or exchange policy at any time. During periods of extreme market activity it is possible that you may encounter some difficulty in telephoning the Fund, although neither the Fund nor the Transfer Agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

     Additional Information. If you are not certain of the requirements for a redemption please call the Transfer Agent at (800) ___-____. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.

     Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $5,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax advisor concerning the tax consequences of involuntary redemptions. You may increase the value of your shares in the Fund to the minimum amount within the 30 day period. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.

                                 SHARE VALUATION

     The price you pay for your shares is based on the Fund's net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets
(including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

     The Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value.

                     DIVIDENDS, DISTRIBUTIONS AND TAX STATUS

     The policy of the Fund is to pay dividends from net investment income and distributions of realized capital gains, if any, annually. When you open your account, you should specify on your application how you want to receive your distributions.

     Distribution of any net long term capital gains realized by the Fund will be taxable to the shareholder as long term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund, including short term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Trustees.

     If you buy shares just before a distribution is declared, you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution. The distribution paid to you would generally be included in your gross income for tax purposes, whether or not you reinvested it. For this reason, you should carefully consider the tax consequences of buying shares of the Fund immediately before distributions are made.

     The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

                             MANAGEMENT OF THE FUND

     The Fund retains Worldwide Financial Management Associates, Inc., 1521 Alton Rd., Suite 364, Miami Beach, Florida 33139 (the "Adviser") to manage the Fund's investments. The Fund's portfolio manager is Kaye Kerr. Ms. Kerr, who is responsible for the day to day management of the fund, is the Managing Director and President of the Adviser, which she established in October 1996. Ms. Kerr began her career as an account executive with R.J. Steichen & Co. in Feb. 1994. In May of that year, Ms. Kerr went to Tuschner & Company where she became a Vice President. From December, 1995 until June, 1996, she was a credit representative with Dayton Hudson Corporation, and from June, 1996 until January, 1997, she was an assistant with the managed asset group of Dain Bosworth, Inc., an investment banker/brokerage firm. She has also served as a financial adviser and consultant to many established and ongoing business operations. Prior to her employment with R.J. Steichen & Co., Ms. Kerr was an an associate with Jubilee Investment Corp., a business development company. In addition, she has passed the Series 7
- General Securities, Series 63 - Uniform Blue Sky, Series 24 -General Principal, and the Series 65- Registered Investment Advisor NASD licensing exams.

     During the fiscal year ended March 31, 1999 the Fund paid the Adviser a fee equal to _____% of its average daily net assets The Adviser pays all of the operating expenses of the Fund except brokerage, taxes, interest and extraordinary expenses. The Fund pays its organizational expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser.

                       OTHER INFORMATION ABOUT INVESTMENTS


Equities. The Fund invests in common stocks (including American Depository Receipts) and securities that are convertible into common stocks. Convertibility refers to the ability of the holder of the security to exchange it for another security, usually debt exchanged for equity. The convertible securities in which the Fund may invest include bonds, preferred stock, and warrants which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. Prior to their conversion, convertible securities may have characteristics similar to both nonconvertible debt securities and equity securities.

American Depositary Receipts. The fund may also purchase U.S. denominated American Depositary Receipts ("ADRs") for foreign securities, which are traded in the U.S. on national securities exchanges or over-the-counter and are issued by domestic banks.


Additional Investments. For liquidity, diversity and flexibility, the Fund may invest the remainder of its net assets in real estate investment trusts, short-term to intermediate-term corporate and U.S. Government debt securities, cash, and money market instruments.

     Real estate investment trusts ("REITs"). REITs were created to give larger numbers of Americans a means of investing in real estate projects that previously were accessible to only the wealthy. REITs are designed to pass through all income of the real estate properties and other assets managed by the REIT to investors. Many REITs are common stocks.

     Corporate Debt Securities. Corporate debt securities are bonds or notes issued by corporations and other business organizations, including business trusts, in order to finance their credit needs. Corporate debt securities include commercial paper which consist of short term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current obligations. The Fund will only invest in corporate debt securities rated A or better by Standard & Poor's Corporation ("S&P") or Moody's Investors Services, Inc. ("Moody's"), or if unrated, determined by the Adviser to be of comparable quality.

     U.S. Government Debt Securities. U.S. government obligations include a variety of securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. government or by various instrumentalities that have been established or sponsored by the U.S. government. U.S. government obligations may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

Risks
     Convertible Securities. While convertible securities generally offer lower yields than non-convertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stocks. Convertible securities generally entail less risk than the issuer's common stock

     American Depositary  Receipts.  While ADRs are not considered to be foreign securities, they do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs the Fund avoids currency risks during the settlement period. Also, generally the information available on ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded; these standards are more uniform and more exacting than those to which many foreign issuers may be subject.
     Real estate investment trusts ("REITs"). Some of the risks of equity and mortgage REITs are that they depend on management skills and are not diversified. As a result, REITs are subject to the risk of financing either single projects or any number of projects. REITs depend on heavy cash flow and may be subject to defaults by borrowers and self-liquidation. Additionally, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts. Mortgage REITS may be affected by the quality of any credit extended.

     Corporate Debt Securities. Corporate debt securities rated A or better by S&P and Moody's generally have adequate to strong protection of principal and interest payments. In the lower end of these categories, securities are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. These changes could affect the ability of the issuer to make payments of principal and interest. In addition to these credit risks, corporate debt securities are sensitive to fluctuating interest rates. In periods of rising interest rates the value of a fixed rate security is likely to fall. In periods of declining interest rates, issuers are more likely to call bonds. If a bond is called, the Fund will receive its return of principal earlier than expected and would likely reinvest the proceeds at a lower interest rate, thus reducing income to the Fund.

     U.S. Government Securities. In the case of securities not backed by the "full faith and credit" of the U.S. government, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. government itself in the event the agency or instrumentality does not meet its commitments.


Temporary Investments. For temporary defensive purposes, the Fund may hold all or a portion of its assets in money market instruments, securities of other no-load registered investment companies or repurchase agreements collateralized by securities of the U.S. government or its agencies. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. If the Fund acquires securities of another investment company, the shareholders of the Fund will be subject to duplicative management fees.

Investment Objective. The investment objective of the Fund may be changed without the affirmative vote of a majority of the outstanding shares of the Fund. Any such change may result in the Fund having an investment objective different from the objective that you considered appropriate at the time of your investment in the Fund.

                                 YEAR 2000 ISSUE

      Like other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Adviser or the Fund's various service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue."

      The Adviser has taken steps that it believes are reasonably designed to address the Year 2000 Issue with respect to computer systems that are used and to obtain reasonable assurances that comparable steps are being taken by the Fund's major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund. In addition, the Adviser cannot make any assurances that the Year 2000 Issue will not affect the companies in which the Fund invests or worldwide markets and economies.



                              FINANCIAL HIGHLIGHTS

           The following table is intended to help you better understand the Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns represent the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by McCurdy & Associates CPA's, Inc., whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.

     For a share outstanding throughout each period.
                    [insert highlights]

     Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated by reference into this Prospectus, contains detailed information on Fund policies and operation. Shareholder reports contain management's discussion of market conditions, investment strategies and performance results as of the Fund's latest semi-annual or annual fiscal year end.

     Call the Fund at 800-466-2987 to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.

     You may also obtain information about the Fund (including the SAI and other reports) from the Securities and Exchange Commission on their Internet site at http://www.sec.gov or at their Public Reference Room in Washington, D.C. Call the SEC at 800-SEC-0330 for room hours and operation. You may also obtain Fund information by sending a written request and duplicating fee to the Public Reference Section of the SEC, Washington, D.C. 20549-6609.

Investment Company Act # 811-08493








                           The Empirical Growth Fund
                                   a series of
                           Empirical Investment Funds



                       STATEMENT OF ADDITIONAL INFORMATION


      This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the Prospectus of Empirical Growth Fund dated _________, 1999. This SAI incorporates by reference the financial statements and independent auditor's report from the Fund's Annual Report to Shareholders for the fiscal year ended May 31, 1999 ("Annual Report"). A free copy of the Prospectus and Annual Report can be obtained by writing the Transfer Agent at The Tower at Erieview, 1301 East Ninth Street, Cleveland, Ohio 44114, or by calling the Fund at 800-466-2987.



TABLE OF CONTENTS
                                                                         PAGE

Fund Organization                                                          1
Capital Stock                                                              1
Additional Information About Fund Investments and Risk Considerations      2
Investment Limitations                                                     4
Management of the Fund                                                     4
Investment Adviser                                                         6
Trustees & Officers                                                        7
Portfolio Transactions and Brokerage                                       7
Other Service Providers                                                    10
Investment Performance                                                     10
Financial Statements                                                       11
5401 6/4/99  3:34 PM

                          FUND ORGANIZATION

The Fund is a diversified series of Empirical Investment Funds (the "Trust") a no-load, open-end, diversified, management investment company registered under the Investment Company Act of 1940 (the "1940 Act") and organized under Delaware law as a business trust under a Declaration of Trust dated September 29, 1997. The Declaration of Trust permits the Trust to offer separate series ("Series") of shares. All consideration received by the Trust for shares of any Series and all assets of such Series belong to that portfolio and would be subject to liabilities related thereto. There is currently one Series of the Trust: The Empirical Growth Fund (the "Fund").

                            CAPITAL STOCK

     The Trust has authorized capital of an indefinite number of shares of $.001 par value common stock of all Series in the aggregate. The shares of each Series have equal rights and privileges with all other shares of the Trust. The Board of Trustees is authorized to classify unissued shares of the Trust by assigning them to a Series for issuance. Additional Series may be offered in the future, but such additional offerings would not affect the interests of current shareholders in the existing Series.

     The assets received by each Series on the sale of shares of such Series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to such Series, and constitute assets of such Series. The assets of each Series are required to be segregated on the Series' books of account.

     Each share of a Series represents an equal proportionate interest in that Series with each other share and is entitled to its proportionate share of such dividends and distributions out of the income or assets belonging to such Series as are declared by the Board of Trustees. Upon liquidation of any Series, Series shareholders are entitled to share pro rata in the net assets belonging to that Series available for distribution.

     Shares of the Fund are fully paid, non-assessable, redeemable and fully transferable. Shares do not have preemptive rights or subscription rights.

SHAREHOLDER RIGHTS

     Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold annual meetings of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. Voting rights are non-cumulative, which means that holders of a majority of shares can elect all Trustees of the Trust if they so choose. All shares of the Fund have equal voting rights and liquidation rights. The Adviser, as of _________, 1999, owns _____% of the outstanding shares of the Fund. As a result, the Adviser (and Kaye Kerr, becuase she controls the Adviser) may be deemed to control the Fund. As the controlling shareholder, she would control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund's fundamental policies or the terms of the management agreement with the Fund's investment adviser. ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

     This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques it may use, as described in the Prospectus (see "Objective and Policies").

     A. Repurchase Agreements. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with the Custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Adviser (subject to review by the Board of Trustees) to be creditworthy. The Adviser monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.

     B. American Depository Receipts. American Depository Receipts are dollar-denominated receipts that are generally issued in registered form by domestic banks, and represent the deposit with the bank of a security of a foreign issuer. To the extent that the Fund invests in foreign securities, such investments may be subject to special risks. For example, there may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

                       INVESTMENT LIMITATIONS

     Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

     1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

     2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

     3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

     4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

     5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

     6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

     With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

     Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Restrictions" above).

     i. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     ii. Borrowing. The Fund will not borrow money or enter into reverse repurchase agreements.

     iii. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     iv. Short Sales. The Fund will not effect short sales of securities.

     v. Options. The Fund will not purchase or sell puts, calls, options or straddles.

     vi. Illiquid Investments. The Fund will not invest in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

                        MANAGEMENT OF THE FUND

     The overall management and responsibility of the business and affairs of the Fund is vested in the Trust's Board of Trustees. The Board of Trustees approves all significant agreements between the Trust, on behalf of the Fund, and persons or companies furnishing services to the Fund, including the Management Agreement. The Trust is not required to hold and has no current intentions of holding annual shareholders meetings, although special meetings may be called for purposes such as changing fundamental policies.

                          INVESTMENT ADVISER

     Responsibility for overall management of the Fund rests with its Board of Trustees in accordance with Delaware law. Professional investment supervision is provided by the Investment Adviser, Worldwide Financial Management Associates, Inc., 300 South Pointe Drive, Suite 4306, Miami Beach, FL 33139.

     Under the terms of the Management Agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the operating expenses of the Fund except brokerage, taxes, interest and extraordinary expenses. The Fund pays its organizational expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee, payable monthly, equal to an annual average rate of 1.95% of its average daily net assets up to and including $200 million, 1.90% of its average daily net assets from $200 million up to and including $500 million, 1.85% of its average daily net assets from $500 million up to and including $1 billion, and 1.80% of its average daily net assets in excess of $1 billion, minus the amount by which the Fund's total expenses (including organizational expenses, but excluding brokerage, taxes, interest and extraordinary expenses) exceeds 1.95%. The Adviser may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Adviser to waive any fees in the future. For the period from _________, 1998 (commencement of operations) through May 31, 1999, the Fund paid fees to the Adviser of $__________.

     In order to increase the return to investors, the Adviser may voluntarily from time to time, waive or reduce its fees on assets held by the Fund, which would have the effect of lowering the Fund's overall expense ratio and increasing yield to investors during the time such fees are waived or reduced. Fee waivers or reductions, other than set forth in the management agreement or otherwise described in this Prospectus, may be rescinded at any time without further notice to investors.

     The Adviser retains the right to use the name "Empirical" in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the name "Empirical" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.

     The Adviser (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a "servicing fee" for performing certain administrative functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

     The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The GlassSteagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Fund believes that the Glass- Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

                        TRUSTEES AND OFFICERS

     The overall management and responsibility of the business and affairs of the Fund is vested in the Trust's Board of Trustees. The Board of Trustees approves all significant agreements between the Trust, on behalf of the Fund, and persons or companies furnishing services to the Fund. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, a defined in the Investment Company Act of 1940, is indicated by an asterisk.

Name, Age & Address  Position      Principal Occupations During Past 5 Years
*Kaye Kerr           President     President and Trustee of Worldwide
 Age:  28                          Financial Management Associates, Inc., the
 1521 Alton Rd.,     Treasurer     Fund's Advisor; Managed Asset Group
 Suite 364                         Assistant at Dain  Bosworth,  Inc.,  an
 Miami  Beach,  FL   Trustee       investment banker/brokerage firm, from
 33139                             1996 to 1997; Credit Representative at
                                   Dayton Hudson Corp., a retail operator,
                                   from 1995 to 1996; Vice President and
                                   Account Executive at Tuschner & Company,
                                   Inc., an investment banker/brokerage firm,
                                   from 1994 to 1995; Account Executive at
                                   R.J. Steichen & Co., an investment
                                   banker/brokerage firm, from February, 1994
                                   to June, 1994; New Business Development
                                   Associate at Jubilee Investment Corp., a
                                   business development company, from 1993 to
                                   1994.
Reza Jalali Bidgoli Trustee        President of Sabet Investment  Corp., a
                                   real estateholding company, since 1987.
Age:  35
--------------
----------------
David A. Shea III   Trustee        President of Shea Architects since 1978;
                                   Partner of Genesis Architects from 1995 to
Age:  52                           1998.
100 N. Sixth
St., Suite 650C
Minneapolis, MN
55403
Diana Sosa-        Secretary       Vice President of Hotels Ocean Drive,
Gonzalez                           Inc., a development corporation;
Age:  35                           Department Manager with the Federal
436 Ocean Drive                    Reserve Bank of Atlanta.
Miami Beach, FL
33139


     Trustee fees are Trust expenses and each series of the Trust is responsible for a portion of the Trustee fees. The following table gives the Trustees' compensation for the fiscal year of the Trust ended May 31, 1999.

       Name         Total Compensation from Trust
                    (the Trust is not in a Fund Complex)
    Kaye Kerr                 $0
Reza Jalali Bidgoli        $_______
David A. Shea III           $____

                 PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions.

     The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion. [Disclose any directed brokerage.]

     Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement.

     Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

     To the extent that the Trust and another of the Adviser's clients seek to acquire the same security at about the same time, the Trust may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Trust may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Trust. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection. For the period ______, 1998 (commencement of operations) through May 31, 1999, the Fund paid brokerage commissions of $____________.

                             OTHER SERVICE PROVIDERS

     Transfer Agent.  Maxus Information  Systems,  Inc. (dba Mutual  Shareholder
Services), 1301 East 9th Street, Suite 3600, Cleveland, Ohio 44114 (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent pursuant to the terms of the Transfer Agency Agreement. Services provided include (but are not limited to): maintaining records of shareholders; providing confirmations of purchases and sales; aggregating, processing and recording purchases and redemptions of shares; processing dividend and distribution payments; and forwarding shareholder communications such as proxies, shareholder reports and dividend notices.

     Administration. The Trust and Mutual Shareholder Services have entered into an Accounting Services and Administration Agreement pursuant to which Mutual Shareholder Services provides accounting and administrative services to the Fund. Services furnished by Mutual Shareholder Services include, among others: maintaining and preserving the records of the Fund, including financial and corporate reports; computing net asset value, dividends, performance data and financial information regarding the Fund; preparing reports; assisting with the preparation and filing with the SEC and state securities regulators of registration statements, notices, reports and other material required to be filed under applicable laws; preparing compliance reports; providing routine accounting services; and providing office facilities and clerical support as well as providing general oversight of other service providers. For its administrative and fund accounting services, Mutual Shareholder Services received from the Adviser $225 for the period ______, 1998 (commencement of operations) through May 31, 1999.

     Custodian. Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is Custodian of the Fund's investments. As Custodian, Firstar Bank, N.A. acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereof, disburses funds at the Fund's request and maintains records in connection with its duties.

     Distributor. Maxus Securities Corporation, 1301 East 9th Street, Suite 3600, Cleveland, Ohio 44114, is an agent for distribution of shares of the Fund in certain states. The distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.

      Independent Accountants. The firm of McCurdy & Associates, CPA's, 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Trust for the fiscal year ending May 31, 2000. McCurdy & Associates performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services

                        INVESTMENT PERFORMANCE

     The Fund may periodically advertise "average annual total return." "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return (over the one and five year periods and the period from initial public offering through the end of the Fund's most recent fiscal year) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                             P(1+T)n=ERV

Where:              P    =    a hypothetical $1,000 initial investment
                         T    =    average annual total return
                         n    =    number of years
                         ERV  =    ending redeemable value at the end of the
                                   applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period. The Fund's average annual total return for the period ______, 1998 (commencement of operations) through May 31, 1999 was ____%.

     The Fund may also periodically advertise its total return over various periods in addition to the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. The "total return" for the Fund refers to the percentage change in the value of an account between the beginning and end of the stated period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions.

     The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

     From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the Russell Midcap Index.

     In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

                         FINANCIAL STATEMENTS


     The financial statements and independent auditors' report required to be included in this Statement of Additional Information are incorporated herein by reference to the Trust's Annual Report to Shareholders for the fiscal year ended May 31, 1999. The Funds will provide the Annual Report without charge at written request or request by telephone

                                [to be supplied]

                        Empirical Investment Funds

PART C.   OTHER INFORMATION

Item 23.      For the Empirical Growth Fund.

              Exhibits

              (a)   Articles of Incorporation.
                    (i) Copy of Registrant's Amended and Restated Declaration of Trust, which was filed as an exhibit to Registrant's Registration Statement, is hereby incorporated by reference.
                    (ii) Copy of Amendment to Registrant's Amended and Restated Declaration of Trust is filed herewith.

              (b) By-Laws. Copy of Registrant's Amended By-Laws are filed herewith.

              (c)   Instruments Defining Rights of Security Holders - None.

              (d)   Investment  Advisory  Contracts.  Copy   of Registrant's
                    Management  Agreement   with   its   Adviser, Worldwide
                    Financial Management Associates, Inc., which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 2, is hereby incorporated by reference.

              (e) Underwriting Contracts. Copy of Registrant's Underwriting Agreement with Maxus Securities Corporation, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 2, is hereby incorporated by reference.

              (f) Bonus or Profit Sharing Contracts. Bonus, Profit Sharing, Pension or Similar Contracts for the benefit of Directors or Officers - None.

              (g) Custodian Agreements. Copy of Registrant's Custody Agreement with Firstar Bank, N.A., which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 2, is hereby incorporated by reference.

              (h)   Other Material Contracts - None.

              (i)   Legal Opinion

                    (i) Opinion of Richards, Layton & Finger, L.P.A., which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 2, is hereby incorporated by reference.

                    (ii) Consent of Richards, Layton & Finger P.A. is filed herewith.

               (j) Other Opinions. Consent of McCurdy & Associates CPA's, Inc. is filed herewith.

               (k) Omitted Financial Statements. Financial Statements Omitted from Item 23 - None.

               (l) Initial Capital Agreements. Copy of Letter of Initial Stockholders, which was filed as an Exhibit to
                    Registrant's  Pre-Effective  Amendment  No.  2,  is   hereby
                    incorporated by reference.

               (m)   Rule 12b-1 Plan. 12b-1 Distribution Expense Plan - None.

               (n) Financial Data Schedule - None.

               (o)   Rule 18f-3 Plan - None.

               (p) (i) Power of Attorney for  Registrant  and Certificate with respect thereto, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 2, is hereby incorporated by reference.

                   (ii)Powers of Attorney for Trustees  and Officers,  which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 2, is hereby incorporated by reference.

Item 24.  Persons Controlled by or Under Common Control with the Registrant

              As of June 1, 1999, Worldwide Financial Management Associates, Inc., a Florida Corporation and the Fund's Adviser, owned a majority of the outstanding shares of the Fund. As sole shareholder of the Adviser, Kaye Kerr may be deemed to control the Registrant and the Adviser.

Item 25.  Indemnification

          (a) Article VII of Registrant's Amended and Restated Declaration of Trust and Article VI of Registrant's Amended ByLaws provide for indemnification of officers and Trustees as follows:

          Article  VII of Registrant's Amended and Restated Declaration  of
          Trust:

                    Section   2.    Indemnification    and Limitation   of
                    Liability.   The  Trustees   shall  not  be responsible  or
                    liable in any event for any neglect or wrongdoing of any officer, agent, employee, Manager or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and the Trust out of its assets shall indemnify and hold harmless each and every Trustee from and against any and all claims and demands whatsoever arising out of or related to each Trustee's performance of his or her duties as a Trustee of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

                         Every note, bond, contract,  instrument, certificate
                    or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

                    Article VI of Registrant's Amended By-Laws:

                                        Section 2. Actions  Other Than By Trust.
                    This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of this Trust) by reason of the fact that such person is or was an agent of this Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed: (a) in the case of conduct in his official capacity as a Trustee of the Trust, that his conduct was in the Trust's best interests and (b) in all other cases, that his conduct was at least not opposed to the Trust's best interests and (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful. The termination of any proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in the best interests of this Trust or that the person had reasonable cause to believe that the person's conduct was unlawful.

                                        Section 3.  Actions  By The Trust.  This
                    Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of this Trust to procure a judgment in its favor by reason of the fact that the person is or was an agent of this Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of this Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

                                         Section   7.    Advance  of   Expenses.
                    Expenses incurred in defending any proceeding may be advanced by this Trust before the final disposition of the proceeding provided (a) receipt of a written affirmation by the Trustee of his good faith belief that he has met the standard of conduct necessary for indemnification under this Article and a written undertaking by or on behalf of the agent, such undertaking being an unlimited general obligation to repay the amount of the advance if it is ultimately determined that he has not met those requirements, and (b) a determination that the facts then known to those making the determination would not preclude indemnification under this Article. Determinations and authorizations of payments under this Section must be made in the manner specified in Section 6 of this Article for determining that the indemnification is permissible.

                    (b) The Registrant  may maintain a standard  mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its Adviser, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

                    (c) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Delaware law and the Amended and Restated
              Declaration of the Registrant or the Amended By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnifications against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

          (a) Worldwide Financial  Management  Associates,  Inc., 1521
              Alton Rd., Suite 364, Miami Beach, FL 33139 ("Worldwide"), adviser to Empirical Investment Funds, is a registered investment adviser.

                    (1) Worldwide has engaged in no other business during the past two fiscal years.

                    (2)  The   following   list  sets   forth   other
                         substantial   business   activities  of  the  directors
                         and officers of Worldwide during the past two years:

                         (i) Kaye Kerr, President of Worldwide, was a Managed Asset Group Assistant for Dain Bosworth, Inc. from 1996-1997.

Item 27.      Principal Underwriters

                    (a) Maxus Securities  Corp.,  the Registrant's  underwriter, acts as underwriter for Maxus Income Fund, Maxus Ohio Heartland Fund, Maxus Aggressive Value Fund, Maxus Equity Fund and Maxus Laureate Fund, The Tower at Erieview, 36th Floor, 1301 East Ninth Street, Cleveland, Ohio 44114, and Jhaveri Value Fund, 18820 High Parkway, Cleveland, Ohio 44116.

                    (b) The following list sets forth the business address,  and positions with the Underwriter and Registrant, of each director and officer of the Underwriter.

                              (1) Richard A. Barone, 1301 East Ninth Street, Cleveland, Ohio 44122.
                     (a) President, Treasurer and a Director of Maxus Securities
                         Corp.
                     (b) No positions with the Registrant.

               (2) Robert W. Curtin, 1301 East Ninth Street, Cleveland, Ohio 44122.
                    (a) Secretary and a Director of Maxus Securities Corp.
                    (b) No positions with the Registrant.

               (3) Robert F. Pincus, 1301 East Ninth Street, Cleveland, Ohio 44122.
                    (a) Vice President and Director of Maxus Securities Corp.
                    (b) No positions with the Registrant.

Item 28.  Location of Accounts and Records

              Accounts,  books and other documents  required to be maintained by
          Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 1521 Alton Rd., Suite 364, Miami Beach, FL 33139 and/or by the Registrant's Custodian, Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, and/or transfer and shareholder service agent, Maxus Information Systems, Inc., 1301 East Ninth Street, Cleveland, Ohio 44122.


Item 29.  Management Services Not Discussed in Parts A or B

          None.

Item 30.  Undertakings

          None

                                SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio, on the 23rd day of June, 1999.

                                        Empirical Investment Funds


                                       By:   /s/

                                             Donald S. Mendelsohn,
                                             Attorney-in-fact

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Kaye Kerr*                                   *By: /s/___________________
President, Treasurer and Trustee                  Donald S. Mendelsohn,
                                                  Attorney-in-fact

David A. Shea, III*                          June 23, 1999
Trustee

----------------
Reza Jalali Bidgoli
Trustee

                              EXHIBIT INDEX

1.  Copy of Amendment to Registrant's Amended and Restated
    Declaration of Trust                                           EX-99.B1

2.  Copy of Registrant's Amended By-Laws                           EX-99.B2

3.  Consent of McCurdy & Associates CPA's, Inc.                   EX-99.B10

4.  Consent of Richards, Layton & Finger P.A.                     EX-99.B11